Stockholders' equity: (Details 2) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended				3 Months Ended	46 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended
	Dec. 18, 2009	Jun. 30, 2013	Nov. 24, 2010 Series A Preferred Stock	Dec. 31, 2013 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Mar. 16, 2010 Langtry	Nov. 24, 2009 Langtry	Mar. 16, 2010 Langtry Series A Preferred Stock	Nov. 24, 2009 Langtry Series A Preferred Stock	Dec. 31, 2013 Langtry Series A Preferred Stock	Oct. 02, 2013 Langtry Series A Preferred Stock	Dec. 31, 2013 Revolving credit facility	Mar. 05, 2007 Revolving credit facility Original Agreement	Dec. 18, 2009 Revolving credit facility Second Amendment	Dec. 18, 2009 Revolving credit facility Second Amendment Maximum	Aug. 30, 2010 Revolving credit facility Third Amendment	Feb. 23, 2009 Subscription Agreements with certain investors	Aug. 31, 2009 Subscription Agreements with certain investors	Jun. 30, 2011 Subscription Agreements with certain investors	Dec. 31, 2013 Subscription Agreements with certain investors	Jun. 30, 2013 Subscription Agreements with certain investors	Jun. 30, 2013 Subscription Agreements with certain investors Common stock issued on August 18, 2009 investor	Jun. 30, 2013 Subscription Agreements with certain investors Common stock issued on August 26, 2009 investor	Mar. 05, 2007 Credit Facility with WFEC Original Agreement	Jun. 30, 2013 Credit Facility with WFEC Original Agreement	Mar. 31, 2013 Credit Facility with WFEC Original Agreement	Dec. 31, 2012 Credit Facility with WFEC Original Agreement	Mar. 05, 2007 Credit Facility with WFEC Original Agreement Maximum	Dec. 18, 2009 Credit Facility with WFEC Second Amendment	Dec. 31, 2012 Credit Facility with WFEC Second Amendment	Dec. 18, 2009 Credit Facility with WFEC Second Amendment Maximum	Aug. 30, 2010 Credit Facility with WFEC Third Amendment	Dec. 31, 2012 Credit Facility with WFEC Third Amendment	Aug. 30, 2010 Credit Facility with WFEC Third Amendment Maximum	Mar. 28, 2013 Credit Facility with WFEC Fourth Amendment	Jun. 30, 2013 Credit Facility with WFEC Fourth Amendment	Jun. 18, 2012 Credit Facility with WFEC Fourth Amendment	Jun. 30, 2013 Convertible term loan	Mar. 05, 2007 Convertible term loan Original Agreement	Jun. 30, 2013 Convertible term loan Second Amendment	Dec. 18, 2009 Convertible term loan Second Amendment	Aug. 30, 2010 Convertible term loan Third Amendment
Stockholders' equity
Shares issued			10,350,000				10,350,000	10,350,000		103,500	2,244	120,468						2,104,001	2,104,001				804,000	1,300,001
Expiration period of warrants																									5 years
Number of common stock shares for which warrants are issued																		1,052,000	1,052,000		787,294		402,000	650,000					2,500,000			5,000,000			1,000,000		8,500,000
Exercise price of warrants (in dollars per share)																					$ 0.8389	$ 0.85			$ 0.9911		$ 0.20	$ 0.20		$ 0.9911	$ 0.20		$ 1.00	$ 0.20			$ 0.20
Warrants exercised (in shares)																				264,706						0
Consideration paid by investors for common stock and warrants																							$ 683,400	$ 1,105,001
Warrants outstanding (in shares)																						787,294
Revolving credit facility													40,000,000	20,000,000		40,000,000	30,000,000
Convertible term loan, principal amount														5,000,000																									5,000,000	5,000,000		5,000,000	5,000,000
Number of common shares into which term loan may be converted																																								5,044,900	5,000,000
Conversion price (in dollars per share)																																					$ 0.20			$ 0.9911
Increase in additional paid-in capital due to value assigned to the warrants		902,161																							1,314,289					8,031,896			516,882
Credit to full cost pool for oil and gas properties due to value assigned to net profits interest																									213,148
Borrowing base under the revolving credit facility															25,000,000
Interest rate basis																									prime rate					prime rate			prime rate
Interest rate spread over basis (as a percent)																									2.00%					2.00%			2.00%
Number of common stock shares for which the expiration date of outstanding warrants is extended	2,500,000																													2,500,000
Debt and warrants issuance costs																														50,000			100,000			260,000
Debt issuance costs capitalized and amortized over the term of debt																																	89,451
Debt discounts recognized																														13,955,198			527,430				902,161
Number of investors acquiring stock and warrants																							4	6
Payments of broker-dealer commissions																			59,500
Reduction in borrowing capacity as a percentage of total amount of cash or other readily available funds received																																						75.00%
Preferred stock, stated value									$ 10,350,000
Preferred stock Series A, conversion price (in dollars per share)				$ 1.20					$ 1.20
Conversion term of convertible preferred stock									5 years
Dividend rate (as a percent)				8.00%	8.00%	8.00%			8.00%
Redemption price as percentage over original issue price									20.00%